UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        4/29/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              89

Form 13F Information Table Value Total:  $      195,256
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
3M COMPANY                     COM            88579y101     3527     42206 SH       SOLE                   0      0     42206
ACTIVISION INC   COM NEW       COM            00507v109      419     34775 SH       SOLE                   0      0     34775
AIRGAS INC                     COM            9363102        577      9073 SH       SOLE                   0      0      9073
ALBERTO CULVER CO              COM            13078100       535     20440 SH       SOLE                   0      0     20440
AMER EXPRESS COMPANY           COM            25816109      2693     65267 SH       SOLE                   0      0     65267
APPLE COMPUTER INC             COM            37833100      5360     22809 SH       SOLE                   0      0     22809
APPLIED MATERIAL INC           COM            38222105      2496    185364 SH       SOLE                   0      0    185364
ASPEN INSURANCE HLDG           COM            g05384105      598     20740 SH       SOLE                   0      0     20740
AT& T INC                      COM            00206r102    13859  536336.3 SH       SOLE                   0      0  536336.3
ATHEROS COMMUNICATIONS COM     COM            04743p108      499     12900 SH       SOLE                   0      0     12900
BANK NEW YORK MELLON           COM            64058100      2772 89763.095 SH       SOLE                   0      0 89763.095
BAXTER INTERNTL INC            COM            71813109      3153 54181.011 SH       SOLE                   0      0 54181.011
BECKMAN COULTER INC            COM            75811109       482      7670 SH       SOLE                   0      0      7670
BEST BUY INC COM               COM            86516101      2203     51782 SH       SOLE                   0      0     51782
BOK FINANCIAL CORPORATION      COM            05561q201      489      9322 SH       SOLE                   0      0      9322
BROADCOM CORP CL A             COM            111320107     3362    101277 SH       SOLE                   0      0    101277
CERNER CORP COM                COM            156782104      332      3907 SH       SOLE                   0      0      3907
CHICOS FAS INC COM             COM            168615102      575     39868 SH       SOLE                   0      0     39868
CISCO SYSTEMS INC    COM       COM            17275r102     3307    127056 SH       SOLE                   0      0    127056
CITRIX SYS INC COM             COM            177376100      651     13717 SH       SOLE                   0      0     13717
CME GROUP INC COM              COM            12572q105     2548      8062 SH       SOLE                   0      0      8062
CROWN CASTLE INTL              COM            228227104      488     12770 SH       SOLE                   0      0     12770
DANAHER CORP DEL COM           COM            235851102     3212     40190 SH       SOLE                   0      0     40190
DARDEN RESTAURANTS INC COM     COM            237194105     2406     54019 SH       SOLE                   0      0     54019
DENTSPLY INTL INC              COM            249030107      459     13149 SH       SOLE                   0      0     13149
DEVRY INC DEL                  COM            251893103      486      7453 SH       SOLE                   0      0      7453
DIAGEO P L C SPONSORED ADR     COM            25243q205     2597     38496 SH       SOLE                   0      0     38496
DOLLAR TREE INC.               COM            256746108      398      6715 SH       SOLE                   0      0      6715
E M C CORP MASS COM            COM            268648102     2753    152615 SH       SOLE                   0      0    152615
EL PASO CORPORATION            COM            28336l109      422     38935 SH       SOLE                   0      0     38935
ENERGEN CORP COM               COM            29265N108      295      6342 SH       SOLE                   0      0      6342
EXPEDITORS INTL WASH COM       COM            302130109      443     12000 SH       SOLE                   0      0     12000
F5 NETWORKS INC                COM            315616102      548      8885 SH       SOLE                   0      0      8885
FLOWSERVE CORP                 COM            34354p105      428      3878 SH       SOLE                   0      0      3878
FMC TECHS INC        COM       COM            30249u101      485      7500 SH       SOLE                   0      0      7500
FREEPRT-MCMRAN CPR&GLD B       COM            35671d857     1156     13835 SH       SOLE                   0      0     13835
GEN-PROBE INCORPORATED         COM            36866t103      441      8830 SH       SOLE                   0      0      8830
GENERAL ELECTRIC               COM            369604103     1962    107794 SH       SOLE                   0      0    107794
GILEAD SCIENCES INC COM        COM            375558103     2955     64984 SH       SOLE                   0      0     64984
GOOGLE INC CL A                COM            38259p508     2758      4863 SH       SOLE                   0      0      4863
HARSCO CORP                    COM            415864107      282      8837 SH       SOLE                   0      0      8837
HOLLY CORP.                    COM            435758305      505     18090 SH       SOLE                   0      0     18090
INTEL CORP                     COM            458140100     3358    150633 SH       SOLE                   0      0    150633
INTL GAME TECHNOLOGY           COM            459902102      285     15432 SH       SOLE                   0      0     15432
ISHARE DJ TEL SC INX           COM            464287713     3623    180965 SH       SOLE                   0      0    180965
ISHARES TR DJ US REAL EST      COM            464287739      979     19660 SH       SOLE                   0      0     19660
J P MORGAN CHASE & CO COM      COM            46625H100     2920     65257 SH       SOLE                   0      0     65257
KOHLS CORP COM                 COM            500255104     2529     46162 SH       SOLE                   0      0     46162
LUBRIZOL CORP                  COM            549271104      675      7364 SH       SOLE                   0      0      7364
MANPOWER INC                   COM            56418h100      486      8504 SH       SOLE                   0      0      8504
MICROSOFT CORP                 COM            594918104     3317    113262 SH       SOLE                   0      0    113262
MIDCAP SPDR TR SER 1           COM            78467Y107    23457    163855 SH       SOLE                   0      0    163855
MORGAN STANLEY                 COM            617446448     2737     93453 SH       SOLE                   0      0     93453
NASDAQ STOCK MARKET COM        COM            631103108      339     16029 SH       SOLE                   0      0     16029
NEW YORK CMNTY BANCORP         COM            649445103      440     26627 SH       SOLE                   0      0     26627
PERRIGO COMPANY                COM            714290103      646     11000 SH       SOLE                   0      0     11000
PFIZER INC DEL PV$0.05         COM            717081103     2637    153736 SH       SOLE                   0      0    153736
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7641    458660 SH       SOLE                   0      0    458660
PRAXAIR INC                    COM            74005p104     2620     31565 SH       SOLE                   0      0     31565
PRIDE INTERNATIONAL INC (DE)   COM            74153q102      363     12068 SH       SOLE                   0      0     12068

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
PROCTER & GAMBLE CO            COM            742718109     3039 48039.361 SH       SOLE                   0      0 48039.361
RACKSPACE HOSTING              COM            750086100      400     21375 SH       SOLE                   0      0     21375
RAYMOND JAMES FINL INC COM     COM            754730109      441     16505 SH       SOLE                   0      0     16505
RELIANCE STEEL & ALUM COM      COM            759509102      512     10408 SH       SOLE                   0      0     10408
ROPER INDS INC NEW COM         COM            776696106      518      8949 SH       SOLE                   0      0      8949
SECTOR SPDR ENERGY             COM            81369y506     6887    119724 SH       SOLE                   0      0    119724
SECTOR SPDR UTILITIES          COM            81369y886     3888    131083 SH       SOLE                   0      0    131083
SPDR BARCLAYS SHORT            COM            78464A425      425     17735 SH       SOLE                   0      0     17735
SPDR SERIES TRUST OILGAS EQUIP COM            78464a748      462     15570 SH       SOLE                   0      0     15570
STANDARD&POORS DEP RCPT        COM            78462f103    18519    158279 SH       SOLE                   0      0    158279
STREETTRACKS GOLD TR GOLD SHS  COM            78463v107      526      4833 SH       SOLE                   0      0      4833
TEXAS ROADHOUSE, INC.          COM            882681109      500     36030 SH       SOLE                   0      0     36030
THERMO ELECTRON CORP COM       COM            883556102     3037     59048 SH       SOLE                   0      0     59048
UNITED HEALTHCARE CORP COM     COM            91324P102     2714     83065 SH       SOLE                   0      0     83065
UNITED PARCEL SERVICE CL B     COM            911312106     2700     41915 SH       SOLE                   0      0     41915
US BANCORP (NEW)               COM            902973304     3340    129045 SH       SOLE                   0      0    129045
VANGUARD INDEX FDS LARGE CAP E COM            922908637      381      7150 SH       SOLE                   0      0      7150
VANGUARD MID-CAP ETF           COM            922908629      243      3730 SH       SOLE                   0      0      3730
VARIAN SEMICONDUCTOR EQUIPMENT COM            922207105      487     14717 SH       SOLE                   0      0     14717
VECTREN CORP COM               COM            92240G101      470     18994 SH       SOLE                   0      0     18994
VIACOM INC NEW      CL B       COM            92553p201      706     20530 SH       SOLE                   0      0     20530
VIACOM, INC. CLASS A           COM            92553P102     2523     68780 SH       SOLE                   0      0     68780
WAL-MART STORES INC            COM            931142103     3539 63654.205 SH       SOLE                   0      0 63654.205
WELLS FARGO & CO DEL COM       COM            949746101      304      9779 SH       SOLE                   0      0      9779
ISHARES TR MSCI EAFE IDX       COM            464287465      500      8932 SH       SOLE                   0      0      8932
LAFARGE COPPEE S A ORD         COM            f54432111      219      3105 SH       SOLE                   0      0      3105
BARCLAYS BANK PLC SPON ADR REP PRF            06739h776      562     23080 SH       SOLE                   0      0     23080
ROYAL BK SCOTLAND GRP SP ADR L PRF            780097788      668     41616 SH       SOLE                   0      0     41616
TORTOISE ENERGY INFR COM       PRF            89147L100     1778     56491 SH       SOLE                   0      0     56491